Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	DEFA14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Sculptor Diversified Real Estate Income Trust, Inc.
Entity Central Index Key	0001914496